Loss per Common Share	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Loss per Common Share

9.	Loss per Common Share:

	Nine Months Ended September 30,
	2017	2018
Net loss	$(3,794)	$(4,774)

Weighted average number of common shares, basic and diluted	18,277,893	20,877,893

Loss per common share, basic and diluted	$(0.21)	$(0.23)